CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income	$ 55,275	$ 67,894	$ 57,263
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	91,355	95,477	66,958
Stock-based compensation	26,307	23,612	21,159
Excess tax benefit from share-based payment arrangements	(1,172)	(104)	(372)
Accrued severance pay, net	(43)	(126)	533
Amortization of premium and discount and accrued interest on marketable securities	4,234	1,178	3,238
Gain on marketable securities, net		(1,600)	(791)
Realized gain on sale of intangible assets		(1,125)
Deferred taxes, net	(17,275)	(24,168)	(8,775)
Changes in operating assets and liabilities:
Trade receivables, net	(34,569)	(11,863)	(20,621)
Other receivables and prepaid expenses	(2,084)	3,815	5,812
Inventories	472	500	(2,048)
Trade payables	5,057	295	(3,743)
Accrued expenses and other liabilities	1,782	9,160	22,852
Deferred revenue	(4,551)	(27,100)	12,782
Other	(513)	(206)	127
Net cash provided by operating activities	124,275	135,639	154,374
Cash flows from investing activities:
Purchase of property and equipment	(20,289)	(28,690)	(17,307)
Proceeds from sale of property and equipment	63	1,006	84
Investment in marketable securities	(145,885)	(136,897)	(202,768)
Proceeds from maturity of marketable securities	162,521	151,750	229,482
Proceeds from sale and call of marketable securities	791	43,997	147,480
Proceeds from short-term bank deposits	54,422	8
Investment in short-term bank deposits	(60,500)	(31,007)
Payments for business acquisitions, net of cash acquired	(24,191)	(164,545)	(143,377)
Capitalization of software development costs	(1,038)	(1,110)	(1,150)
Proceeds upon the realization of investment in affiliate	683
Proceeds from sale of intangible assets, net		1,125
Purchase of intangible assets			(3,000)
Net cash provided by (used in) investing activities	(33,423)	(164,363)	9,444
Cash flows from financing activities:
Proceeds from issuance of shares upon exercise of options and ESPP	38,381	30,380	26,751
Purchase of treasury shares	(79,447)	(107,038)	(95,886)
Dividends paid	(29,010)
Excess tax benefit from share-based payment arrangements	1,172	104	372
Net cash used in financing activities	(68,904)	(76,554)	(68,763)
Effect of exchange rate changes on cash	(999)	(563)	(144)
Increase (decrease) in cash and cash equivalents	20,949	(105,841)	94,911
Cash and cash equivalents at the beginning of the year	98,596	204,437	109,526
Cash and cash equivalents at the end of the year	119,545	98,596	204,437
Supplemental disclosure of cash flows activities:
Income taxes	43,862	10,711	17,560
Interest	336	63	78
Non-cash activities:
Accrued liability with respect to treasury shares	497	551	432
Acquisition Of Fizzback [Member]
Non-cash activities:
Assumption of restricted share units and options			1,230
Acquisition of Merced [Member]
Non-cash activities:
Assumption of restricted share units and options		$ 3,763